Related Parties - Summarized Changes of Number of Restricted and Performance Shares Granted (Detail) - shares	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Shares granted	4,415,294
Restricted and Performance Stock [member]
Disclosure of transactions between related parties [line items]
Share granted, beginning	2,910,162		1,738,660
Cancellation of granted shares due to termination of executive employment	(133,186)		(353,294)
Cancellation of performance shares	(133,326)	[1]	(52,992)
Reclassification to assets held for sale	(614,860)
Share granted, ending	4,415,294		2,910,162
Restricted and Performance Stock [member] | April 1, 2020 [member]
Disclosure of transactions between related parties [line items]
Shares granted			877,788
Restricted and Performance Stock [member] | September 16, 2020 [member]
Disclosure of transactions between related parties [line items]
Shares granted			700,000
Restricted and Performance Stock [member] | April 7, 2021 [member]
Disclosure of transactions between related parties [line items]
Shares granted	1,386,504
Restricted and Performance Stock [member] | September 22, 2021 [member]
Disclosure of transactions between related parties [line items]
Shares granted	1,000,000

[1]	Refers to the reversal of the provision constituted in view of the significant probability that performance indicators will not be achieved.